Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Document Period End Date	Jul. 31, 2024
C000118601 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Real Estate Securities Fund
Class Name	Institutional Shares
Trading Symbol	BIREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Real Estate Securities Fund (the “Fund”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	9.60%	11.52%	4.83%	7.04%
Russell 1000® Index	14.30	21.50	14.59	12.86
FTSE Nareit All Equity REITs Net Index	9.51	9.77	3.38	5.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 300,239,828
Holdings Count | Holding	38
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$300,239,828
Number of Portfolio Holdings	38
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	38.6%
Residential REITs	14.4%
Industrial REITs	14.3%
Retail REITs	13.2%
Health Care REITs	12.3%
Office REITs	3.2%
Hotel & Resort REITs	2.6%
Diversified REITs	1.7%
Short-Term Securities	0.3%
Liabilities in Excess of Other Assets	(0.6	) %
Ten largest holdings
Security(b)	Percent of Net Assets
American Tower Corp.	8.1%
Equinix, Inc.	7.5%
Prologis, Inc.	6.8%
AvalonBay Communities, Inc.	4.9%
Welltower, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
VICI Properties, Inc.	4.3%
SBA Communications Corp.	4.1%
Mid-America Apartment Communities, Inc.	3.9%
Agree Realty Corp.	3.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
American Tower Corp.	8.1%
Equinix, Inc.	7.5%
Prologis, Inc.	6.8%
AvalonBay Communities, Inc.	4.9%
Welltower, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
VICI Properties, Inc.	4.3%
SBA Communications Corp.	4.1%
Mid-America Apartment Communities, Inc.	3.9%
Agree Realty Corp.	3.6%
(b)Excludes short-term securities.
C000118599 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Real Estate Securities Fund
Class Name	Investor A Shares
Trading Symbol	BAREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Real Estate Securities Fund (the “Fund”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$52	1.00%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	9.46%	11.23%	4.56%	6.76%
Investor A Shares (with sales charge)	3.71	5.39	3.44	6.19
Russell 1000® Index	14.30	21.50	14.59	12.86
FTSE Nareit All Equity REITs Net Index	9.51	9.77	3.38	5.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 300,239,828
Holdings Count | Holding	38
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$300,239,828
Number of Portfolio Holdings	38
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	38.6%
Residential REITs	14.4%
Industrial REITs	14.3%
Retail REITs	13.2%
Health Care REITs	12.3%
Office REITs	3.2%
Hotel & Resort REITs	2.6%
Diversified REITs	1.7%
Short-Term Securities	0.3%
Liabilities in Excess of Other Assets	(0.6	) %
Ten largest holdings
Security(b)	Percent of Net Assets
American Tower Corp.	8.1%
Equinix, Inc.	7.5%
Prologis, Inc.	6.8%
AvalonBay Communities, Inc.	4.9%
Welltower, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
VICI Properties, Inc.	4.3%
SBA Communications Corp.	4.1%
Mid-America Apartment Communities, Inc.	3.9%
Agree Realty Corp.	3.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
American Tower Corp.	8.1%
Equinix, Inc.	7.5%
Prologis, Inc.	6.8%
AvalonBay Communities, Inc.	4.9%
Welltower, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
VICI Properties, Inc.	4.3%
SBA Communications Corp.	4.1%
Mid-America Apartment Communities, Inc.	3.9%
Agree Realty Corp.	3.6%
(b)Excludes short-term securities.
C000118600 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Real Estate Securities Fund
Class Name	Investor C Shares
Trading Symbol	BCREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Real Estate Securities Fund (the “Fund”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$91	1.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	9.02%	10.39%	3.79%	6.14%
Investor C Shares (with sales charge)	8.02	9.39	3.79	6.14
Russell 1000® Index	14.30	21.50	14.59	12.86
FTSE Nareit All Equity REITs Net Index	9.51	9.77	3.38	5.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 300,239,828
Holdings Count | Holding	38
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$300,239,828
Number of Portfolio Holdings	38
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	38.6%
Residential REITs	14.4%
Industrial REITs	14.3%
Retail REITs	13.2%
Health Care REITs	12.3%
Office REITs	3.2%
Hotel & Resort REITs	2.6%
Diversified REITs	1.7%
Short-Term Securities	0.3%
Liabilities in Excess of Other Assets	(0.6	) %
Ten largest holdings
Security(b)	Percent of Net Assets
American Tower Corp.	8.1%
Equinix, Inc.	7.5%
Prologis, Inc.	6.8%
AvalonBay Communities, Inc.	4.9%
Welltower, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
VICI Properties, Inc.	4.3%
SBA Communications Corp.	4.1%
Mid-America Apartment Communities, Inc.	3.9%
Agree Realty Corp.	3.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
American Tower Corp.	8.1%
Equinix, Inc.	7.5%
Prologis, Inc.	6.8%
AvalonBay Communities, Inc.	4.9%
Welltower, Inc.	4.5%
Extra Space Storage, Inc.	4.3%
VICI Properties, Inc.	4.3%
SBA Communications Corp.	4.1%
Mid-America Apartment Communities, Inc.	3.9%
Agree Realty Corp.	3.6%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.